Income Taxes and Duties - Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of income taxes [line items]
Deductible Duty		$ (18,318,819)	$ (26,159,947)	$ (51,920,424)
Total duties, taxes and other	$ 14,321,932	290,281,198	219,999,281	320,180,839
PEMEX
Disclosure of income taxes [line items]
Expected income tax expense		18,265,470	102,495,110	163,937,963
Tax effect of inflation-net		1,012,782	(27,144,892)	(23,533,416)
Fiscal updating of pipelines, properties and equipment		(208,767)	600,688	0
Deductible Duty		(37,473,075)	(62,163,857)	(119,437,113)
Unrecognized deferred tax change		(20,730,125)	(29,256,451)	(99,334,219)
Reversal of deferred income tax due to changes in tax legislation		158,307,139	0	0
Retirement benefits		0	8,727,606	7,930,425
Non-deductible expenses		13,930,645	12,284,337	16,019,493
Others-net		29,678,120	380,816	(16,822,377)
Total duties, taxes and other		$ 162,782,189	$ 5,923,357	$ (71,239,244)